PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	12 Months Ended
Dec. 31, 2022
Employee Benefits [Abstract]
PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS	NOTE 8: PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS
8.1 Employees and key management personnel
As of December 31, 2022, 2021 and 2020, ArcelorMittal had approximately 154,000, 158,000 and 168,000 employees, respectively, and the total annual compensation of ArcelorMittal’s employees in 2022, 2021 and 2020 was as follows:

	Year ended December 31,
Employee Information	2022	2021	2020
Wages and salaries	6,463	6,707	7,681
Defined benefits cost (see note 8.2)	153	117	260
Other staff expenses	1,300	1,166	1,405
Total	7,916	7,990	9,346
The total annual compensation of ArcelorMittal’s key management personnel, including its Board of Directors, expensed in 2022, 2021 and 2020 was as follows:

	Year ended December 31,
	2022	2021	2020
Base salary and directors fees	11	10	7
Short-term performance-related bonus	16	12	3
Post-employment benefits	1	2	1
Share-based payments	7	7	4
The fair value of the shares allocated based on Restricted Share Unit (“RSU”) and Performance Share Unit (“PSU”) plans to ArcelorMittal’s key management personnel was recorded as an expense in the consolidated statements of operations over the relevant vesting periods.
As of December 31, 2022, 2021 and 2020, ArcelorMittal did not have any outstanding loans or advances to members of its Board of Directors or key management personnel, and, as of December 31, 2022, 2021 and 2020, ArcelorMittal had not given any guarantees for the benefit of any member of its Board of Directors or key management personnel. 8.2 Deferred employee benefits
ArcelorMittal’s operating subsidiaries sponsor different types of pension plans for their employees. Also, some of the operating subsidiaries offer other post-employment benefits, that are principally post-retirement healthcare plans. These benefits are broken down into defined contribution plans and defined benefit plans.
Defined contribution plans are those plans where ArcelorMittal pays fixed or determinable contributions to external life insurance or other funds for certain categories of employees. Contributions are paid in return for services rendered by the employees during the period. Contributions are expensed as incurred consistent with the recognition of wages and salaries.
Defined benefit plans are those plans that provide guaranteed benefits to certain categories of employees, either by way of contractual obligations or through a collective agreement. For defined benefit plans, the cost of providing benefits is determined using the projected unit credit method, with actuarial valuations being carried out each fiscal year.
The retirement benefit obligation recognized in the consolidated statements of financial position represents the present value of the defined benefit obligation less the fair value of plan assets. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of high quality corporate bonds that are denominated in the currency in which the benefits will be paid, and that have terms to maturity approximating the terms of the related pension obligation. Remeasurement arising from experience adjustments and changes in actuarial assumptions are charged or credited to other comprehensive income in the period in which they arise. Any asset resulting from this calculation is limited to the present value of available refunds and reductions in future contributions to the plan.
Current service cost, which is the increase of the present value of the defined benefit obligation resulting from the employee service in the current period, is recorded as an expense as part of cost of sales and selling, general and administrative expenses in the consolidated statements of operations. The net interest cost, which is the change during the period in the net defined benefit liability or asset that arises from the passage of time, is recognized as part of financing costs net in the consolidated statements of operations.
The Company recognizes gains and losses on the settlement of a defined benefit plan when the settlement occurs. The gain or loss on settlement comprises any resulting change in the fair value of plan assets and any change in the present value of the defined benefit obligation. Past service cost is the change in the present value of the defined benefit obligation resulting from a plan amendment or a curtailment. Past service cost is recognized immediately in the consolidated statements of operations in the period in which it arises.
Termination plans are those plans that primarily correspond to terminating an employee’s contract usually following the decision of the employee before the normal retirement date. Liabilities for termination plans are recognized when the affected employees have formally been informed and when amounts owed have been determined using an appropriate actuarial calculation. Liabilities relating to long-term termination plans (like early retirement plans) are calculated annually on the basis of the number of employees that have taken or contractually agreed to take early retirement and are discounted using an interest rate that corresponds to that of high quality bonds that have maturity dates similar to the terms of the Company’s early retirement obligations. Provisions for social plans are recorded in connection with voluntary separation plans. Voluntary retirement plans primarily correspond to the practical implementation of social plans or are linked to collective agreements signed with certain categories of employees. The Company recognizes a liability and expense when it can no longer withdraw the offer or, if earlier, when it has a detailed formal plan which has been communicated to employees or their representatives.
Other long-term employee benefits include various plans that depend on the length of service, such as long service and sabbatical awards, disability benefits and long-term compensated absences such as sick leave. The amount recognized as a liability is the present value of benefit obligations at the consolidated statements of financial position date, and all changes in the provision (including actuarial gains and losses or past service costs) are recognized in the consolidated statements of operations in the period in which they arise.
The expense associated with the above pension plans and post-employment benefits, as well as the carrying amount of the related liability/asset on the consolidated statements of financial position are based on a number of assumptions and factors such as discount rates, expected rate of compensation increase, healthcare cost trend rates, mortality rates and retirement rates.
•Discount rates – The discount rate is based on several high quality corporate bond indexes and yield curves in the appropriate jurisdictions. In countries where there is no deep market in such bonds, the market rates on government bonds are used. Nominal interest rates vary worldwide due to exchange rates and local inflation rates.
•Rate of compensation increase – The rate of compensation increase reflects actual experience and the Company’s long-term outlook, including contractually agreed wage rate increases for represented hourly employees.
•Healthcare cost trend rate – The healthcare cost trend rate is based on historical retiree cost data, near-term healthcare outlook, including appropriate cost control measures implemented by the Company, and industry benchmarks and surveys.
•Mortality and retirement rates – Mortality and retirement rates are based on actual and projected plan experience.
Statements of Financial Position
Total deferred employee benefits including pension or other post-employment benefits, are as follows:

	December 31,
	2022	2021
Pension plan benefits	1,543	2,334
Other post-employment benefits and other long-term employee benefits ("OPEB")	861	1,184
Termination benefits	150	191
Defined benefit liabilities	2,554	3,709
Provisions for social plans (non-current)	52	63
Total	2,606	3,772
This note, including the table above, discloses the following benefit categories:
•pension plan benefits are pension plans and lump sum benefits that are classified under post employment benefits as required by IAS 19 which are not mandatory by law;
•other post employment and other long-term employee benefits, also referred to as, OPEB which includes all other post employment benefits as defined in IAS 19 (e.g. lump sum benefits which are mandatory by law, medical insurance and life insurance) together with all other long-term employee benefits as defined in IAS 19;
•termination benefits, which relate to provisions for long term termination benefits as defined in IAS 19 (e.g. early retirement benefits); and
•provisions for social plans (non-current) which relate to provisions for social plans in restructuring provisions as required by IAS 37, including a provision of 55 related to early retirement scheme in Spain recognized in cost of sales.
The provisions for termination benefits relate to European countries (Belgium, Spain, Germany and Luxembourg).
Pension plans
This section includes post employment benefits that are pension plan and lump sum benefits which are not mandatory by law. A summary of the significant defined benefit pension plans is as follows:
Canada
The primary pension plans are those of ArcelorMittal Dofasco, AMMC and ArcelorMittal Long Products Canada.
The ArcelorMittal Dofasco pension plan is a hybrid plan providing the benefits of both a defined benefit and defined contribution pension plan. The defined contribution component is financed by both employer and employee contributions. The employer’s defined contribution is based on a percentage of company profits. The defined benefit pension plan was closed for new hires on December 31, 2010 and replaced by a new defined contribution pension plan with contributions related to age, service and earnings.
At the end of 2012, ArcelorMittal Dofasco froze and capped benefits for the majority of its hourly and salaried employees who were still accruing service under the defined benefit plan and began transitioning these employees to the new defined contribution pension plan for future pension benefits.
The AMMC defined benefit plan provides salary related benefit for non-union employees and a flat dollar pension depending on an employee’s length of service for union employees. This plan was closed for new non-union hires on December 31, 2009 and replaced by a defined contribution pension plan with contributions related to age and service. Effective January 1, 2015, AMMC implemented a plan to transition its non-union employees who were still benefiting under the defined benefit plan to a defined contribution pension plan. Transition dates can extend up to January 1, 2025 depending on the age and service of each member.
ArcelorMittal Long Products Canada sponsors several defined benefit and defined contribution pension plans for its various groups of employees, with most defined benefit plans closed to new entrants several years ago. The primary defined benefit pension plan sponsored by ArcelorMittal Long Products Canada provides certain unionized employees with a flat dollar pension depending on an employee’s length of service.
ArcelorMittal Long Products Canada continued to operate under a six-year collective labor agreement ("CLA") renewed in July 2020 with its Contrecoeur-West union group. The defined benefit plan was closed to new hires. A new defined contribution type arrangement was established for new hires. The six-year labor agreement ratified in February 2016, covering Contrecoeur East and Longueuil facilities remains valid until January 31, 2022. The positive vote of the workers assembly on February 27, 2022 concluded the CLA negotiations for a new six-year CLA ending the labor dispute which began on February 2, 2022.
In 2020, ArcelorMittal Long Products Canada entered into a buy-in transaction for some of its fully funded pension plans representing 112 obligations. In 2022, ArcelorMittal Long Products Canada entered in a similar buy-in transaction representing 166 obligations.
Brazil
The primary defined benefit plans, financed through trust funds, have been closed to new entrants. Brazilian entities have all established defined contribution plans that are financed by employer and employee contributions.
Europe
Certain European operating subsidiaries maintain primarily unfunded defined benefit pension plans for a certain number of employees. Benefits are based on such employees’ length of service and applicable pension table under the terms of individual agreements. Some of these unfunded plans have been closed to new entrants and replaced by defined contribution pension plans for active members financed by employer and employee contributions.
As from December 2015 new Belgian legislation modifies the minimum guaranteed rates of return applicable to Belgian defined contribution plans. For insured plans, the rates of 3.25% on employer contributions and 3.75% on employee contributions will continue to apply to the accumulated pre-2016 contributions. For contributions paid as from January 1, 2016, a new variable minimum guaranteed rate of return applies. From 2016 through 2022, the minimum guaranteed rate of return was 1.75% and this percentage will be also applicable for the year 2023. Due to the statutory minimum guaranteed return, Belgian defined contribution plans do not meet the definition of defined contribution plans under IFRS. Therefore, the Belgian defined contribution plans are classified as defined benefit plans.
Others
A very limited number of defined benefit plans are in place in other countries (such as Kazakhstan, Mexico, Morocco, Ukraine and the United States of America).
The majority of the funded defined benefit pension plans described earlier provide benefit payments from trustee-administered funds. ArcelorMittal also sponsors a number of unfunded plans where the Company meets the benefit payment obligation as it falls due. Plan assets held in trusts are legally separated from the Company and are governed by local regulations and practice in each country, as is the nature of the relationship between the Company and the governing bodies and their composition. In general terms, governing bodies are required by law to act in the best interest of the plan members and are responsible for certain tasks related to the plan (e.g. setting the plan's investment policy).
In case of the funded pension plans, the investment positions are generally managed within an asset-liability matching ("ALM") framework that has been developed to achieve long-term investments that are in line with the obligations of the pension plans.
A long-term investment strategy has been set for ArcelorMittal’s major funded pension plans, with its asset allocation comprising of a mixture of equity securities, fixed income securities, real estate and other appropriate assets. This recognizes that different asset classes are likely to produce different long-term returns and some asset classes may be more volatile than others. The long-term investment strategy ensures, in particular, that investments are adequately diversified.
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2022
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	6,739	3,306	398	2,751	284
Current service cost	99	24	—	63	12
Interest cost on DBO	183	95	39	26	23
Past service cost - Plan amendments	5	9	—	(4)	—
Past service cost - Curtailments	(26)	—	—	(26)	—
Plan participants’ contribution	1	—	—	1	—
Actuarial (gain) loss	(1,287)	(647)	—	(645)	5
Demographic assumptions	42	—	—	(1)	43
Financial assumptions	(1,452)	(678)	(31)	(699)	(44)
Experience adjustment	123	31	31	55	6
Benefits paid	(388)	(208)	(36)	(117)	(27)
Foreign currency exchange rate differences and other movements	(394)	(204)	30	(200)	(20)
Benefit obligation at end of the period	4,932	2,375	431	1,849	277

Change in plan assets
Fair value of plan assets at beginning of the period	4,496	3,163	376	918	39
Interest income on plan assets	130	87	34	8	1
Return on plan assets less than discount rate	(705)	(473)	(9)	(213)	(10)
Employer contribution	65	22	—	43	—
Plan participants’ contribution	1	—	—	1	—
Benefits paid	(296)	(206)	(36)	(52)	(2)
Foreign currency exchange rate differences and other movements	(225)	(193)	26	(58)	—
Fair value of plan assets at end of the period	3,466	2,400	391	647	28

Present value of the wholly or partly funded obligation	(3,895)	(2,364)	(431)	(1,072)	(28)
Fair value of plan assets	3,466	2,400	391	647	28
Net present value of the wholly or partly funded obligation	(429)	36	(40)	(425)	—
Present value of the unfunded obligation	(1,037)	(11)	—	(777)	(249)
Prepaid due to unrecoverable surpluses	(33)	(27)	(3)	(3)	—
Net amount recognized	(1,499)	(2)	(43)	(1,205)	(249)

Net assets related to funded obligations	44	39	—	4	1
Recognized liabilities	(1,543)	(41)	(43)	(1,209)	(250)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(33)	(28)	(2)	(3)	—
Interest cost on unrecoverable surplus	(1)	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(1)	—	(1)	—	—
Exchange rates changes	2	2	—	—	—
Unrecoverable surplus at end of the period	(33)	(27)	(3)	(3)	—

	Year ended December 31, 2021
	Total	Canada	Brazil	Europe	Other
Change in benefit obligation
Benefit obligation at beginning of the period	7,604	3,590	517	3,173	324
Current service cost	105	29	—	69	7
Interest cost on DBO	162	89	33	17	23
Past service cost - Plan amendments	31	28	—	3	—
Plan participants’ contribution	1	—	—	1	—
Settlements	(5)	(4)	(1)	—	—
Actuarial (gain) loss	(509)	(216)	(83)	(173)	(37)
Demographic assumptions	9	—	10	(1)	—
Financial assumptions	(364)	(207)	(103)	(13)	(41)
Experience adjustment	(154)	(9)	10	(159)	4
Benefits paid	(428)	(219)	(31)	(148)	(30)
Foreign currency exchange rate differences and other movements	(222)	9	(37)	(191)	(3)
Benefit obligation at end of the period	6,739	3,306	398	2,751	284

Change in plan assets
Fair value of plan assets at beginning of the period	4,654	3,167	435	1,007	45
Interest income on plan assets	108	76	26	5	1
Return on plan assets greater (less) than discount rate	41	103	(25)	(33)	(4)
Employer contribution	72	29	—	43	—
Plan participants’ contribution	1	—	—	1	—
Settlements	(5)	(4)	(1)	—	—
Benefits paid	(313)	(218)	(31)	(61)	(3)
Foreign currency exchange rate differences and other movements	(62)	10	(28)	(44)	—
Fair value of plan assets at end of the period	4,496	3,163	376	918	39

Present value of the wholly or partly funded obligation	(5,222)	(3,291)	(398)	(1,501)	(32)
Fair value of plan assets	4,496	3,163	376	918	39
Net present value of the wholly or partly funded obligation	(726)	(128)	(22)	(583)	7
Present value of the unfunded obligation	(1,517)	(15)	—	(1,250)	(252)
Prepaid due to unrecoverable surpluses	(33)	(28)	(2)	(3)	—
Net amount recognized	(2,276)	(171)	(24)	(1,836)	(245)

Net assets related to funded obligations	58	47	—	4	7
Recognized liabilities	(2,334)	(218)	(24)	(1,840)	(252)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(27)	(23)	(1)	(3)	—
Interest cost on unrecoverable surplus	(1)	(1)	—	—	—
Change in unrecoverable surplus in excess of interest	(5)	(4)	(1)	—	—
Unrecoverable surplus at end of the period	(33)	(28)	(2)	(3)	—
The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2022
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	99	24	—	63	12
Past service cost - Plan amendments	5	9	—	(4)	—
Past service cost - Curtailments	(26)	—	—	(26)	—
Net interest cost (income) on net DB liability (asset)	52	7	5	18	22
Total	130	40	5	51	34

	Year ended December 31, 2021
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	105	29	—	69	7
Past service cost - Plan amendments	31	28	—	3	—
Net interest cost/(income) on net DB liability (asset)	55	14	7	12	22
Total	191	71	7	84	29

	Year ended December 31, 2020
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	129	25	—	64	40
Past service cost - Plan amendments	6	3	—	4	(1)
Past service cost - Curtailments	2	—	—	—	2
Net interest cost (income) on net DB liability (asset)	88	13	5	21	49
Total	225	41	5	89	90
Other post-employment benefits and other long-term employee benefits ("OPEB")
This section includes post employment employees benefits that are not disclosed above (i.e. includes lump sum benefits which are mandatory by law, medical insurance and life insurance). In addition, this section includes all other long-term employee benefits.
ArcelorMittal’s principal operating subsidiaries in Canada, Europe and certain other countries, provide other post employment benefits and other long-term employee benefits, including medical benefits and life insurance benefits, work medals and retirement indemnity plans, to employees and retirees.
In April 2021, ArcelorMittal Poland and trade unions reached an agreement on the new CLA. The parties agreed a ten-year transition period for retirement benefits and jubilee awards. At the end of the transition period, in 2031, ArcelorMittal Poland will pay the retirement benefits based on the labor code. In June 2021, the CLA was registered by the National Labor Inspectorate in Poland and accordingly ArcelorMittal Poland recognized total plan amendment and curtailment gain of 51 in cost of sales.
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2022
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	1,190	661	423	106
Current service cost	37	11	21	5
Interest cost on DBO	30	19	5	6
Actuarial (gain) loss	(250)	(163)	(71)	(16)
Demographic assumptions	1	—	—	1
Financial assumptions	(251)	(155)	(84)	(12)
Experience adjustment	—	(8)	13	(5)
Benefits paid	(71)	(32)	(32)	(7)
Foreign currency exchange rate differences and other movements	(70)	(41)	(32)	3
Benefit obligation at end of the period	866	455	314	97

Change in plan assets
Fair value of plan assets at beginning of the period	6	—	6	—
Return on plan assets less than discount rate	(1)	—	(1)	—
Fair value of plan assets at end of the period	5	—	5	—

Present value of the wholly or partly funded obligation	(20)	—	(20)	—
Fair value of plan assets	5	—	5	—
Net present value of the wholly or partly funded obligation	(15)	—	(15)	—
Present value of the unfunded obligation	(846)	(455)	(294)	(97)
Net amount recognized	(861)	(455)	(309)	(97)

	Year ended December 31, 2021
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	1,438	742	590	106
Current service cost	9	(1)	7	3
Interest cost on DBO	25	18	2	5
Past service cost - Plan amendments	(57)	1	(58)	—
Past service cost - Curtailments	(7)	—	(7)	—
Actuarial (gain) loss	(111)	(66)	(43)	(2)
Demographic assumptions	(1)	(2)	1	—
Financial assumptions	(66)	(55)	(5)	(6)
Experience adjustment	(44)	(9)	(39)	4
Benefits paid	(82)	(34)	(44)	(4)
Foreign currency exchange rate differences and other movements	(25)	1	(24)	(2)
Benefit obligation at end of the period	1,190	661	423	106

Change in plan assets
Fair value of plan assets at beginning of the period	6	—	6	—
Return on plan assets greater/(less) than discount rate	1	—	1	—
Benefits paid	(1)	—	(1)	—
Fair value of plan assets at end of the period	6	—	6	—

Present value of the wholly or partly funded obligation	(29)	—	(29)	—
Fair value of plan assets	6	—	6	—
Net present value of the wholly or partly funded obligation	(23)	—	(23)	—
Present value of the unfunded obligation	(1,161)	(661)	(394)	(106)
Net amount recognized	(1,184)	(661)	(417)	(106)
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2022
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	37	11	21	5
Net interest cost (income) on net DB liability (asset)	29	19	4	6
Actuarial gain recognized during the year	(20)	—	(20)	—
Total	46	30	5	11

	Year ended December 31, 2021
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	9	(1)	7	3
Past service cost - Plan amendments	(57)	1	(58)	—
Past service cost - Curtailments	(7)	—	(7)	—
Net interest cost (income) on net DB liability (asset)	25	18	2	5
Actuarial gain recognized during the year	(14)	(1)	(13)	—
Total	(44)	17	(69)	8

	Year ended December 31, 2020
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	85	10	27	48
Past service cost - Plan amendments	(1)	(1)	—	—
Past service cost - Curtailments	3	—	—	3
Net interest cost (income) on net DB liability (asset)	110	19	7	84
Actuarial losses recognized during the year	8	—	8	—
Total	205	28	42	135
The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2022	2021	2020
Net periodic pension cost	130	191	225
Net periodic OPEB cost	46	(44)	205
Total	176	147	430

Cost of sales	115	72	189
Selling, general and administrative expenses	—	9	34
Financing costs - net	61	66	207
Total	176	147	430
Plan Assets
The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2022
	Canada	Brazil	Europe
Equity Securities	36%	6%	1%
- Asset classes that have a quoted market price in an active market	27%	4%	1%
- Asset classes that do not have a quoted market price in an active market	9%	2%	—
Fixed Income Securities (including cash)	43%	77%	69%
- Asset classes that have a quoted market price in an active market	42%	77%	55%
- Asset classes that do not have a quoted market price in an active market	1%	—	14%
Real Estate	10%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	10%	1%	—
Other	11%	16%	30%
- Asset classes that have a quoted market price in an active market	—	16%	7%
- Asset classes that do not have a quoted market price in an active market	11%	—	23%	'[1]
Total	100%	100%	100%

	December 31, 2021
	Canada	Brazil	Europe
Equity Securities	35%	6%	1%
- Asset classes that have a quoted market price in an active market	27%	3%	1%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	53%	87%	69%
- Asset classes that have a quoted market price in an active market	49%	87%	69%
- Asset classes that do not have a quoted market price in an active market	4%	—	—
Real Estate	7%	1%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	7%	1%	—
Other	5%	6%	30%
- Asset classes that have a quoted market price in an active market	—	6%	8%
- Asset classes that do not have a quoted market price in an active market	5%	—	22%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

These assets do not include direct investments in ArcelorMittal stock or ArcelorMittal bonds. They may include ArcelorMittal shares or bonds held by mutual fund investments. The invested assets produced an actual 576 loss and 150 return in 2022 and 2021, respectively.
The Finance and Retirement Committees of the Boards of Directors for the respective operating subsidiaries have general supervisory authority over the respective trust funds. These committees usually establish, monitor and review asset allocation targets for the respective funds. Asset managers are permitted some flexibility to vary the asset allocation from the long-term investment strategy within agreed upon control ranges. The established targets observed as of December 31, 2022 are as described below:

	December 31, 2022
	Canada	Brazil	Europe
Equity Securities	33%	6%	2%
Fixed Income Securities (including cash)	48%	77%	67%
Real Estate	8%	1%	—
Other	11%	16%	31%	'[1]
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium.

Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2022	2021	2020	2022	2021	2020
Discount rate
Range	3.75% - 24.00%	1.00% - 11.00%	0.50% - 10.00%	3.50% - 9.30%	1.00% - 7.95%	0.50% - 6.20%
Weighted average	5.44%	2.75%	2.13%	5.10%	2.65%	1.84%
Rate of compensation increase
Range	2.00% - 15.00%	2.00% - 10.00%	1.72% - 10.00%	2.00% - 4.80%	2.00% - 4.80%	1.30% - 4.80%
Weighted average	3.01%	2.87%	2.71%	3.29%	3.14%	2.85%

	Other Post-employment Benefits
	2022	2021	2020
Healthcare cost trend rate assumed
Range	2.00% - 4.50%	1.30% - 4.50%	1.40% - 4.50%
Weighted average	3.97%	3.95%	3.94%
Cash contributions and maturity profile of the plans
In 2023, the Company expects its cash contributions to amount to 153 for pension plans, 66 for other post-employment benefits plans and 139 for defined contribution plans. In 2022 and 2021, cash contributions to defined contributions plans were 141 and 78, respectively.
At December 31, 2022, the weighted average duration of liabilities related to pension and other post-employment benefits plans were 12 years and 12 years, respectively. At December 31, 2021, the weighted average duration of liabilities related to pension and other post-employment benefits plans were 13 years and 14 years, respectively.
Risks associated with defined benefit plans
Through its defined benefit pension plans and OPEB plans, ArcelorMittal is exposed to a number of risks, the most significant of which are detailed below:
Changes in bond yields
An increase in corporate bond yields will decrease plan liabilities, however it will decrease simultaneously the value of the plans’ bond holdings.
Asset volatility
The plan liabilities are calculated using a discount rate set with reference to corporate bond yields; if plan assets underperform this yield, this will create a deficit. In most countries with funded plans, plan assets hold a significant portion of equities, which are expected to outperform corporate bonds in the long-term but contribute to volatility and risk in the short-term. As the plans mature, ArcelorMittal intends to reduce the level of investment risk by investing more in assets that better match the liabilities. However, ArcelorMittal believes that due to the long-term nature of the plan liabilities, a level of continuing equity investment is an appropriate element of a long-term strategy to manage the plans efficiently.
Life expectancy
Most plans provide benefits for the life of the covered members, so increases in life expectancy will result in an increase in the plans’ benefit obligations.
Assumptions regarding future mortality rates have been set considering published statistics and, where possible, ArcelorMittal’s own experience.
The current longevity at retirement underlying the values of the defined benefit obligation was approximately 23 years.
Healthcare cost trend rate
The majority of the OPEB plans’ benefit obligations are linked to the change in the cost of various health care components. Future healthcare cost will vary based on several factors including price inflation, utilization rate, technology advances, cost shifting and cost containing mechanisms. A higher healthcare cost trend would lead to higher OPEB plan benefit obligations.
Sensitivity analysis
The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2022, the defined benefit obligation for pension plans was 4,932):

	Effect on 2023 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2022 DBO
Change in assumption
100 basis points decrease in discount rate	(14)	519
100 basis points increase in discount rate	12	(425)
100 basis points decrease in rate of compensation	(12)	(130)
100 basis points increase in rate of compensation	13	132
1 year increase of the expected life of the beneficiaries	7	121
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans (as of December 31, 2022 the defined benefit obligation for post-employment benefit plans was 866):

	Effect on 2023 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2022 DBO
Change in assumption
100 basis points decrease in discount rate	(1)	95
100 basis points increase in discount rate	1	(77)
100 basis points decrease in healthcare cost trend rate	(4)	(52)
100 basis points increase in healthcare cost trend rate	5	64
1 year increase of the expected life of the beneficiaries	—	17
The above sensitivities reflect the effect of changing one assumption at a time. Actual economic factors and conditions often affect multiple assumptions simultaneously, and the effects of changes in key assumptions are not necessarily linear.
8.3 Share-based payments
ArcelorMittal issues equity-settled share-based payments to certain employees, including RSUs and PSUs. Equity-settled share-based payments are measured at fair value (excluding the effect of non market-based vesting conditions) at the grant date. The fair value determined at the grant date of the equity-settled share-based payments is expensed on a graded vesting basis over the vesting period, based on the Company’s estimate of the shares that will eventually vest and adjusted for the effect of non market-based vesting conditions. Where the fair value calculation requires modeling of the Company’s performance against other market index, fair value is measured using the Monte Carlo pricing model to estimate the forecasted target performance goal for the company and its peer companies. The expected life used in the model has been adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions and behavioral considerations. In addition, the expected annualized volatility has been set by reference to the implied volatility of options available on ArcelorMittal shares in the open market, as well as, historical patterns of volatility. For RSUs and PSUs, the fair value determined at the grant date of the equity-settled share-based payments is expensed on a straight line method over the vesting period.
ArcelorMittal Equity Incentive Plan
ArcelorMittal operates a long-term incentive plan ("the ArcelorMittal Equity Incentive Plan") to incentivize shareholder wealth creation in excess of performance of a peer group and incentivize executives to achieve strategy. The ArcelorMittal Equity Incentive Plan is intended to align the interests of the Company’s shareholders and eligible employees by allowing them to participate in the success of the Company. The ArcelorMittal Equity Incentive Plan provides for the grant of RSUs and PSUs to eligible Company employees (including Executive Officers) and is designed to incentivize employees, improve the Company’s long-term performance and retain key employees.
The grant of PSUs under the ArcelorMittal Equity Incentive Plan aims to serve as an effective performance-enhancing scheme based on the employee’s contribution to the eligible achievement of the Company’s strategy. Awards in connection with PSUs are subject to the fulfillment of cumulative performance criteria such as return on capital employed ("ROCE"), total shareholders return ("TSR"), earnings per share ("EPS") and since 2021, environmental, social and governance ("ESG") including health & safety, climate action and diversity & inclusion, over a three-year period from the date of the PSU grant. The employees eligible to receive PSUs are a sub-set of the group of employees eligible to receive RSUs.
RSUs granted under the ArcelorMittal Equity Incentive Plan are designed to provide a retention incentive to eligible employees. RSUs are subject to “cliff vesting” after three years, with 100% of the grant vesting on the third anniversary of the grant contingent upon the continued active employment of the eligible employee within the Company.
The maximum number of PSUs and RSUs available for grant during any given year is subject to the prior approval of the Company’s shareholders at the AGM. The 2020, 2021 and 2022 Caps for the number of PSUs/RSUs that may be allocated to the Executive Office and other retention and performance based grants below the Executive Office level, were approved at the AGMs on June 13, 2020, June 8, 2021 and May 4, 2022 respectively, at a maximum of 4,250,000 shares, 3,500,000 shares and 3,500,000 shares, respectively.
In 2020, 316,684 RSUs were granted as a special grant with a one year vesting period to compensate salary reduction in 2020 contingent upon the continued active employment of the eligible employee within the Company until the vesting date, i.e. December 14, 2021.

Conditions of the 2022 grant were as follows:

		Executive Office				Executive Officers
2022 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
					●	RSUs with a three year vesting period
Awards made in previous financial years which have not yet reached the end of the vesting period
ArcelorMittal's Equity Incentive Plan for senior management including Executive Officers follows the Company's strategy. In addition to the 2022 grant, the summary of outstanding plans as of December 31, 2022 is as follows:

	Executive Office				Executive Officers
2019 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		ROCE		100% target 100% vesting
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%

	Executive Office				Executive Officers
2020 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Threshold	Target
		TSR/EPS vs. peer group	100% median	≥120% median		TSR/EPS vs. peer group	100% median	≥120% median
						Vesting percentage	50%	100%
		TSR vs. S&P 500	Performance equal to Index	≥Performance equal to Index + 2% p.a. outperformance		Gap to competition (where applicable)		100% target 100% vesting
		Vesting percentage	50%	100%		Vesting percentage	0%	100%

					●	RSUs with a three year vesting period

					●	RSUs with a one year vesting period

		Executive Office				Executive Officers
2021 Grant	●	PSUs with a three year performance period			●	PSUs with a three year performance period
	●	Value at grant 100% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% median	≥120% median		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	50%	100%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%)		100% of target		Vesting percentage	100%	150%
						ESG (20%)	100% of target	120% of target
		Vesting percentage		100%			100%	150%
					●	RSUs with a three year vesting period
					●	RSUs with a two year vesting period
The following table summarizes the Company’s share unit plans outstanding as of December 31, 2022:

At Grant date						Number of shares issued as of December 31, 2022
Grant date	Type of plan	Number of shares	Number of beneficiaries	Maturity	Fair value per share	Shares outstanding	Shares forfeited	Shares vested
December 13, 2022	RSU	866,000	802	December 13, 2025	27.61	866,000	—	—
December 13, 2022	PSU	644,800	242	January 1, 2026	23.64	644,800	—	—
December 13, 2022	Executive Office	141,564	2	January 1, 2026	22.47	141,564	—	—
December 16, 2021	RSU	729,250	658	December 16, 2024	32.66	700,650	27,347	1,253
December 16, 2021	PSU	575,400	244	January 1, 2025	28.29	559,800	15,600	—
December 16, 2021	Executive Office	109,143	2	January 1, 2025	27.20	109,143	—	—
May 7, 2021	RSU	350,000	189	May 7, 2023	32.55	309,000	33,282	7,718
December 14, 2020	RSU	1,074,600	656	December 14, 2023	21.15	961,500	99,699	13,401
December 14, 2020	PSU	714,250	235	January 1, 2024	19.74	635,850	78,400	—
December 14, 2020	Executive Office	148,422	2	January 1, 2024	18.19	148,422	—	—
December 16, 2019	PSU	1,760,350	517	January 1, 2023	18.57	1,281,400	303,200	175,750
December 16, 2019	Executive Office	172,517	2	January 1, 2023	14.89	172,517	—	—
Total		7,286,296			$14.89 – $32.66	6,530,646	557,528	198,122
The compensation expense recognized for PSUs was 38, 35 and 30 for the years ended December 31, 2022, 2021 and 2020.
Share unit plan activity is summarized below as of and for each year ended December 31, 2022, 2021 and 2020:

	RSUs		PSUs and Executive Office
	Number of shares	Fair value per share	Number of shares	Fair value per share
Outstanding, December 31, 2019	—	—	7,472,056	16.76
Granted	1,391,284	21.15	862,672	19.47
Exited	—	—	(658,141)	16.86
Forfeited	—	—	(526,420)	15.48
Outstanding, December 31, 2020	1,391,284	21.15	7,150,167	17.18
Granted	1,079,250	32.62	684,543	28.12
Exited	(315,699)	21.20	(613,385)	14.04
Forfeited	(59,885)	23.47	(2,915,514)	15.37
Outstanding, December 31, 2021	2,094,950	26.99	4,305,811	20.58
Granted	866,000	27.61	786,364	23.43
Exited	(17,294)	26.21	(673,661)	20.84
Forfeited	(106,506)	26.36	(725,018)	19.54
Outstanding, December 31, 2022	2,837,150	27.20	3,693,496	21.35